Fees Summary	Dec. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 143,750,000.00
Previously Paid Amount	0.00
Total Fee Amount	19,851.88
Total Offset Amount	0.00
Net Fee	$ 19,851.88